LEASE (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) lease	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2024 USD ($)
LEASE
Operating Lease Expenses	$ 30,275	$ 63,480	$ 109,346
Number of Operating Leases | lease	1
Operating Lease Assets:
Total right-of-use asset	$ 59,300			$ 47,672
Lease obligations:
Current lease liabilities	73,560			83,089
Non-current lease liabilities	24,575			17,667
Total Lease liabilities	$ 98,135			$ 100,756